Employee Benefit Plans - Amount Amortized from Accumulated OCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	$ 581
Prior Service Cost (Credit)	15
Transition Obligation	31
Total Amortized from Accumulated OCI	627
Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	598	[1]
Prior Service Cost (Credit)	18	[1]
Transition Obligation	0	[1]
Total Amortized from Accumulated OCI	616	[1]
Nonqualified and Other Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	10
Prior Service Cost (Credit)	(7)
Transition Obligation	0
Total Amortized from Accumulated OCI	3
Postretirement Health and Life Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	(19)
Prior Service Cost (Credit)	4
Transition Obligation	31
Total Amortized from Accumulated OCI	16
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Actuarial (Gain) Loss	(8)
Prior Service Cost (Credit)	0
Transition Obligation	0
Total Amortized from Accumulated OCI	$ (8)

[1]	Estimates are subject to change based on final calculations related to the pension plan freeze discussed on page 92.